PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2018	2019	2020
Rents	221	460	251
Personnel costs	18	14	15
Others	16	28	22
Total	255	502	288